                          MFS(R) World Governments Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) World Equity Fund
                         MFS(R) World Total Return Fund
                            MFS(R) World Growth Fund


  Supplement to the Current Prospectus and Statement of Additional Information



         Effective August 24, 1998, each of the above funds changed their name by replacing the word "World" with the word "Global."

         Each fund is now known as:

         MFS(R) Global Governments Fund
         MFS(R) Global Asset Allocation Fund
         MFS(R) Global Equity Fund
         MFS(R) Global Total Return Fund
         MFS(R) Global Growth Fund


                The date of this Supplement is August 24, 1998.